Equity - Stock Repurchase Program (Details) $ in Thousands	12 Months Ended			42 Months Ended	48 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2009 USD ($) shares	Feb. 19, 2016 USD ($)	Dec. 31, 2012 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares | shares	9,089,623	6,441,883		9,089,623
Treasury Stock, Value	$ 363,168	$ 258,168		$ 363,168
Treasury Stock, Shares, Acquired | shares				20,500,000	698,006
Treasury Stock, Value, Acquired, Cost Method	$ 105,000	$ 259,222	$ 252,841		$ 21,400
Share Repurchase Program, Number of Repurchase Programs	5			5
Stock Repurchase Program, Authorized Amount	$ 200,000			$ 200,000
Share Repurchase Program - Authorized July, 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares | shares	6,786,365	6,786,365	6,786,365	6,786,365			3,324,135
Treasury Stock, Value	$ 200,000	$ 200,000	$ 200,000	$ 200,000			$ 82,270
Treasury Stock, Shares, Acquired | shares	0	0	3,462,230
Treasury Stock, Value, Acquired, Cost Method	$ 0	$ 0	$ 117,730
Share Repurchase Program - Authorized April, 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares | shares	4,617,798	4,617,798	4,617,798	4,617,798			0
Treasury Stock, Value	$ 135,111	$ 135,111	$ 135,111	$ 135,111			$ 0
Treasury Stock, Shares, Acquired | shares	0	0	4,617,798
Treasury Stock, Value, Acquired, Cost Method	$ 0	$ 0	$ 135,111
Share Repurchase Program - Authorized January 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		27,030
Treasury Stock, Shares | shares	4,976,039	4,976,039	0	4,976,039			0
Treasury Stock, Value	$ 200,000	$ 200,000	$ 0	$ 200,000			$ 0
Treasury Stock, Shares, Acquired | shares	0	4,976,039	0
Treasury Stock, Value, Acquired, Cost Method	$ 0	$ 200,000	$ 0
Share Repurchase Program - Authorized November 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares | shares	4,140,614	1,492,874	0	4,140,614			0
Treasury Stock, Value	$ 164,222	$ 59,222	$ 0	$ 164,222			$ 0
Treasury Stock, Shares, Acquired | shares	2,647,740	1,492,874	0
Treasury Stock, Value, Acquired, Cost Method	$ 105,000	$ 59,222	$ 0
Share Repurchase Program - Authorized September 2015 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 200,000			$ 200,000
Subsequent Event [Member] | Share Repurchase Program - Authorized September 2015 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount						$ 125,000